Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets	$ 295,022	$ 231,802
Operating lease liabilities – current	126,838	89,500
Operating lease liabilities - non-current	132,009	$ 103,830
Total operating lease liabilities	$ 258,847
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 4 months 17 days
Weighted average discount rate	7.42%